Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Schedule of trade and other receivables

	December 31, 2022	December 31, 2021
Trade accounts receivable	$4,956,613	$4,423,315
Other receivable (note 6)	748,585	1,487,255
Less: allowance for doubtful accounts	(399,470)	(316,202)
	$5,305,728	$5,594,368